Discontinued Operations (Allied Integral United Inc)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Allied Integral United Inc [Member]
Discontinued Operations
5.	Discontinued Operations

During the three months ended March 31, 2021, the company has entered into an agreement with Pender Capital Asset Based Lending Fund I, L.P. As per the agreement, the Seaworld property of the Company will be sold back to the lender, with the following terms and conditions:

1.	The process of handing over the property will be completed on or before March 18, 2021 or any other date agreed between the parties.

2.	Upon the closing of a sale of the Mortgaged Property by Pender to an unaffiliated third-party bona fide purchaser for less than the amounts owed under the Loan Documents, exclusive of any default interest and on the express condition that Borrower and Guarantors have complied with all other terms of this Agreement, Pender will collect a total amount of no more than $300,000 from Guarantors under the Payment Guaranty.

3.	The original fees payable to the lender amounting to $150,000 will be paid and the sum will be adjusted from the total outstanding amount of the Company.

4.	On the date of recording and completion of the Liquidation Event and the lapse of any applicable appeal period related thereto, Pender agrees to waive all accrued Default Interest, unpaid late charges, and accrued late fees owed under the Loan Documents on the express condition that Borrower and Guarantors have complied with all other terms of this Agreement.

Accordingly, the assets of the said property are classified as Held for Sale.

During the three months ended March 31, 2021, the Company signed an agreement (effective March 11, 2021) with Pender whereby they agree to deed the property back to the lender. Upon the closing of the sale of the property for less than the amounts owed under the loan, Pender can collect up to $300,000 from the guarantors of the loan for such a deficiency, as well as $150,000 in fees. In May 2021, the lender sold the SeaWorld property which created a shortfall of $216,000 plus the required payment of taxes in the amount of $82,500 which the Company has accrued as of March 31, 2021. In addition, the Company wrote off the asset and mortgage balance as of March 31, 2021. The company is liable to pay the property taxes for 2021 the amount would be due by January 31, 2022 and will be approximately $20,000.

During the three months ended March 31, 2020, the Company sold three non-core assets: A hotel property, commercial real estate property and the remaining portion of a previously sold commercial real estate property. The commercial real estate property and the hotel property, which were owned separately by two of the Company’s subsidiaries in San Antonio, Texas, were sold, with proceeds of $13,300,000 and $2,500,000, respectively. Additionally, the remaining portion of a commercial real estate property located in San Antonio, Texas, was also sold, with proceeds of $700,000. See Note 6 - Indebtedness for more information regarding these and other transactions.

	Commercial Property #1	Hotel Property	Parcel - Commercial Property #2	Total 2020
Contract sales price	$13,300,000	$2,500,000	$700,000	$16,500,000
Fees	(1,461,312)	(134,043)	-	(1,595,355)
Seller buildout obligation	(856,085)	-	-	(856,085)
Net book value of assets	6,425,983	1,981,889	622,466	9,030,338
Gain/(loss) on sale of assets	$4,556,620	$384,068	$77,534	$5,018,222

The following statements are the unaudited condensed consolidated balance sheets and income statements for the Company’s discontinued operations:

	As of March 31, 2021	As of December 31, 2020

ASSETS
Current assets:
Cash and cash equivalents	$206,539	$343,044
Restricted cash	-	8,201
Accounts receivable	100	18,421
Prepaid expenses	77,204	23,641
Total current assets	283,843	393,307

Investments in non-consolidated entities	77,056	77,056
Note receivables	6,323	6,323
Real estate, property and equipment, net	5,362,836	8,312,836
Total long-term assets held for sale	5,446,214	8,396,215
TOTAL ASSETS	$5,730,058	$8,789,522

LIABILITIES
Current liabilities:
Accounts payable	$699	$66,650
Accrued expenses	855,392	1,031,583
Accrued interest	133,171	133,171
Current portion of long-term debt	1,758,223	4,107,599
Total current liabilities	2,747,485	5,339,003

Long-term liabilities:
Note payable	530,596	784,945
Long-term debt, less current portion	4,883,682	5,121,760
Total long-term liabilities held for sale	5,414,278	5,906,705
TOTAL LIABILITIES	$8,161,763	$11,245,708

	For the three months ended
	March 31, 2021	March 31, 2020
Revenues
Hotel room and other revenue	$-	$377,073
Commercial property rental revenue	20,867	195,159
Total revenues, net	20,867	572,232

Costs and expenses
Operating expenses	43,328	376,244
General and administrative expenses	268,646	800,477
Total operating expenses	311,974	1,176,721

(Loss) income from operations	(291,107)	(604,489)

Other (income) expenses
Interest expense	23,825	312,346
Gain/(loss) on disposal of assets	15,000	(5,018,222)
Other expenses	(17,920)	242,682
Total (income)/loss	20,905	(4,463,194)

Net income/ (loss)	$(312,011)	$3,858,705

5.	Discontinued Operations

During the year ended 2020, the Company sold three non-core assets: A hotel property, a commercial real estate property and the remaining portion of a previously sold commercial real estate property. The commercial real estate property and the hotel property, which were owned separately by two of the Company’s subsidiaries in San Antonio, Texas, were sold, with proceeds of $13,300,000 and $2,500,000, respectively. Additionally, the remaining portion of a commercial real estate property located in San Antonio, Texas, was also sold, with proceeds of $700,000. See Note 6 - Indebtedness for more information regarding these and other transactions.

	Commercial Property #1	Hotel Property	Parcel - Commercial Property #2	Total 2020
Contract sales price	$13,300,000	$2,500,000	$700,000	$16,500,000
Fees	(1,461,312)	(134,043)	-	(1,595,355)
Seller buildout obligation	(856,085)	-	-	(856,085)
Net book value of assets	6,425,983	1,981,889	622,466	9,030,338
Gain/(loss) on sale of assets	$4,556,620	$384,068	$77,534	$5,018,222

Two commercial real estate properties located in San Antonio, Texas that were owned by one of the Company’s subsidiaries were sold during 2019. The Company recorded fees related to both sales of $673,088 and these commercial real estate properties generated income from operations before income taxes of $144,643 for the year ended December 31, 2019, excluding the gains from the sale of these properties. These amounts are included in the Company’s consolidated statement of operations in the income (loss) from discontinued operations, net of tax.

One commercial property located in Round Rock, Texas that was owned by one of the Company’s subsidiaries was also sold during 2019. The Company recorded fees related to the sale of $147,672 and this commercial property generated income from operations before income taxes of $526,652 for the year ended December 31, 2019, excluding the loss on the sale of this property. These amounts are included in the Company’s consolidated statement of operations in the income (loss) from discontinued operations, net of tax.

	Real Estate Property #1	Real Estate Property #2	Commercial Property #1	Total 2019
Contract Sales Price	$7,000,000	$4,800,000	$3,500,000	$15,300,000
Net Book Value of Assets	5,215,542	4,971,062	2,466,551	12,653,155
Gain/(Loss) on Sale of Assets	1,784,458	(171,062)	1,033,449	2,646,845
Loss on Extinguishment of Debt	(446,064)	-	(159,596)	(605,660)
Total P&L Impact	$1,338,394	$(171,062)	$873,853	$2,041,185

The following statements are the consolidated balance sheets and income statements for the Company’s discontinued operations:

	December 31, 2020	December 31, 2019

ASSETS
Current assets:
Cash and cash equivalents	$343,044	$570,284
Restricted cash	8,201	1,477,871
Accounts receivable	18,421	53,934
Prepaid expenses	23,641	54,665
Total current assets	393,307	2,156,754

Investments in non-consolidated entities	77,056	77,057
Note Receivables	6,323	6,323
Real estate, property and equipment, net	8,312,836	19,740,288
Other non-current assets	-	319,000
Total long-term assets held for sale	8,396,215	20,142,668
TOTAL ASSETS	$8,789,522	$22,299,422

LIABILITIES
Current liabilities:
Accounts payable	$66,650	$1,757,761
Accrued expenses	1,031,583	1,752,400
Accrued interest	133,171	26,625
Current portion of long-term debt	4,107,599	3,166,978
Other current liabilities	-	85,695
Total current liabilities	5,339,003	6,789,459

Long-term liabilities:
Note payable	785,044	1,326,144
Deferred loan fees, net of amortization	-	(4,952)
Long-term debt, less current portion	5,121,760	16,242,029
Total long-term liabilities held for sale	5,906,804	17,563,222
TOTAL LIABILITIES	$11,245,807	$24,352,680

	December 31, 2020	December 31, 2019
Revenues
Hotel room and other revenue	$353,437	$3,367,517
Commercial property rental revenue	220,388	2,306,509
Total revenues, net	573,825	5,674,026

Costs and expenses
Operating expenses	598,995	3,770,306
Impairment	2,397,114	-
General and administrative expenses	1,487,515	1,565,391
Total operating expenses	4,483,624	5,335,697

(Loss) income from operations	(3,909,799)	338,329

Other (income) expenses
Interest expense	696,431	1,825,796
Gain on disposal of assets	(5,018,222)	(2,646,845)
Equity income from investees, net of applicable taxes	(402,976)	(1,228,133)
Loss on debt extinguishment	-	605,660
Other expenses	(300,572)	-
Total income	(5,025,340)	(1,443,521)

Net income	$1,115,540	$1,781,851